Fair Value Measurements (Details 4) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Additional disclosures
Letters of credit posted as collateral under fuel hedging program	$ 1,000,000		$ 3,000,000
Hedging gains and losses in accumulated other comprehensive income (loss) expected to be recognized in earnings, net of tax	(3,000,000)		1,000,000
Fuel swap contracts
Additional disclosures
Aggregate notional amount	22,000,000		26,000,000
Interest rate swap contracts
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Number of derivative agreements outstanding			0
Derivatives designated as Cash Flow Hedge Relationships | Fuel swap contracts | Cost of services rendered and products sold
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Effective Portion of Gain Recognized in Accumulated Other Comprehensive Income (Loss)	(2,000,000)	(2,000,000)	(1,000,000)	3,000,000
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings		1,000,000	1,000,000	2,000,000
Derivatives designated as Cash Flow Hedge Relationships | Interest rate swap contracts | Interest expense
Effect of derivative instruments on statements of operations and accumulated other comprehensive loss along with their notional amount
Effective Portion of Gain Recognized in Accumulated Other Comprehensive Income (Loss)		5,000,000	5,000,000	17,000,000
Effective Portion of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income (Loss) into Earnings		$ (5,000,000)	$ (5,000,000)	$ (22,000,000)